Income Taxes (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2021 MOP (MOP$)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Income Taxes [Line Items]
Net income (loss) before taxes		$ 7,819	$ 2,314	$ 8,067
Standard income tax rate		10.00%
Percentage of greater than tax		50.00%
Unrecognized tax benefits		$ 925	$ 806	$ 1,232	$ 886
Statute of limitiation period		5 years
Macau Patacas [Member]
Income Taxes [Line Items]
Net income (loss) before taxes | MOP$	MOP$ 600
Standard income tax rate	12.00%
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Standard income tax rate		25.00%
Statute of limitiation period		10 years